SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income By Segment (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	¥ 804,488,547	$ 110,214,479	¥ 1,701,918,741	$ 1,701,918,741	¥ 1,980,453,461
Less: Operating cost and other relevant expenses
Cost of revenue - staff costs	57,977,937	7,942,945	87,602,016		105,613,337
Cost of revenue - others	9,024,250	1,236,317	84,057,025		45,337,379
Net gain on risk assurance liabilities	27,801,042	3,808,727	(25,631,610)
Provision (net recovery on provision) for credit losses	(269,865,102)	(36,971,367)	(136,485,155)		319,359,716
Sales and marketing expense			38,921,589		132,779,488
Research and development expense	5,467,033	748,980	30,114,175		45,958,842
Loss from change in fair value of receivable for bitcoin collateral	25,150,893	3,445,658
Interest expense	659,217	90,312	4,099,783		16,809,263
Other expenses	2,116,893	290,013	1,624,789		2,465,972
Reconciliations to income before income tax
General and administrative expense			156,966,463		299,545,363
Interest income	(106,317,885)	(14,565,491)	(79,164,929)		(43,732,652)
Net investment income (loss)	8,788,576	1,204,030	24,093,019		(9,810,585)
Foreign exchange gain, net	(1,650,777)	(226,156)	(1,099,229)		(5,918,231)
Other income	(8,261,705)	(1,131,849)	(30,701,851)		(52,066,718)
Net income (loss) before income taxes	301,136,619	41,255,550	¥ 55,583,429		¥ (874,511,343)
Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	804,488,547	110,214,479
Less: Operating cost and other relevant expenses
Cost of mining service - hosting expenses	461,126,199	63,174,030
Cost of revenue - depreciations	84,232,337	11,539,783
Cost of revenue - staff costs	57,977,937	7,942,945
Cost of revenue - others	26,043,077	3,567,886
Net gain on risk assurance liabilities	(27,801,042)	(3,808,727)
Provision (net recovery on provision) for credit losses	(269,865,102)	(36,971,367)
Sales and marketing expense - staff costs	10,367,620	1,420,358
Sales and marketing expense	2,731,700	374,241
Research and development expense	5,467,033	748,980
Loss from change in fair value of receivable for bitcoin collateral	25,150,893	3,445,658
Interest expense	659,217	90,312
Other expenses	2,116,893	290,013
Reconciliations to income before income tax
Net income (loss) before income taxes	426,281,785	58,400,367
Reconciliations
Reconciliations to income before income tax
General and administrative expense - staff cost	150,831,964	20,663,894
General and administrative expense	99,332,145	13,608,449
Interest income	(106,317,885)	(14,565,491)
Net investment income (loss)	(8,788,576)	(1,204,030)
Foreign exchange gain, net	(1,650,777)	(226,156)
Other income	(8,261,705)	$ (1,131,849)
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	652,986,472
Bitcoin Mining Business | Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	652,986,472
Less: Operating cost and other relevant expenses
Cost of mining service - hosting expenses	461,126,199
Cost of revenue - depreciations	84,232,337
Provision (net recovery on provision) for credit losses	4,913,912
Loss from change in fair value of receivable for bitcoin collateral	25,150,893
Interest expense	659,217
Reconciliations to income before income tax
Net income (loss) before income taxes	76,903,914
Automobile and Related Business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	151,502,075
Automobile and Related Business | Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	151,502,075
Less: Operating cost and other relevant expenses
Cost of revenue - staff costs	57,977,937
Cost of revenue - others	26,043,077
Net gain on risk assurance liabilities	(27,801,042)
Provision (net recovery on provision) for credit losses	(274,779,014)
Sales and marketing expense - staff costs	10,367,620
Sales and marketing expense	2,731,700
Research and development expense	5,467,033
Other expenses	2,116,893
Reconciliations to income before income tax
Net income (loss) before income taxes	¥ 349,377,871